Other Related Party Transactions	12 Months Ended
Dec. 31, 2013
Other Related Party Transactions [Abstract]
Other Related Party Transactions
Note  14. Other Related Party Transactions

A member of the Board of Directors is a principal of a commercial insurance agency that provides all the insurance coverage for the Company. The cost of the insurance was approximately $323,000 in 2013 and $361,000 in 2012. An insurance agency owned by another Board Member provides employee benefits (medical insurance, life insurance, and disability insurance). The cost of these employee benefits totaled $539,000 in 2013 and $493,000 in 2012.